Fair Value Measurements (Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	¥ 130,873	¥ 129,959
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	1,106	1,706
Real estate collateral-dependent loans (net of allowance for credit losses)	2,908	5,535
Investment in operating leases and property under facility operations	169	1,205
Certain equity securities	11,664	18,484
Certain equity method investments	1,285	461
Assets measured at fair value on a nonrecurring basis	17,132	27,391
Fair Value, Measurements, Nonrecurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	0	0
Real estate collateral-dependent loans (net of allowance for credit losses)	0	0
Investment in operating leases and property under facility operations	0	0
Certain equity securities	0	0
Certain equity method investments	0	0
Assets measured at fair value on a nonrecurring basis	0	0
Fair Value, Measurements, Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	1,106	1,706
Real estate collateral-dependent loans (net of allowance for credit losses)	0	261
Investment in operating leases and property under facility operations	0	0
Certain equity securities	11,664	18,484
Certain equity method investments	0	0
Assets measured at fair value on a nonrecurring basis	12,770	20,451
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	0	0
Real estate collateral-dependent loans (net of allowance for credit losses)	2,908	5,274
Investment in operating leases and property under facility operations	169	1,205
Certain equity securities	0	0
Certain equity method investments	1,285	461
Assets measured at fair value on a nonrecurring basis	¥ 4,362	¥ 6,940